Employee benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Employee benefits

17. Employee benefits

Details of defined benefit liability recognized as of June 30, 2026 and December 31, 2025 are as follows:

	June 30,	December 31,
	2026	2025
	(In thousands of Korean won)
Defined benefit liability	903,565	980,841

The Company operates defined benefit plans as a retirement pension scheme. Defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk, and market (investment) risk.

A.	Movement in net defined benefit (liability) asset

Details of the reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components for the six-month period ended June 30, 2026 are as follows:

		Defined benefit obligation	Fair value of plan assets	Net defined Benefit liabilities
		June 30, 2026	June 30, 2026	June 30, 2026
		(In thousands of Korean won)
Balance at 1 January	₩	980,841	-	980,841
Included in profit or loss
Current service cost		96,415	-	96,415
Interest expense		20,642	-	20,642
Subtotal		117,057	-	117,057
Included in OCI
Remeasurement losses(gains)
- Demographic assumption		-	-	-
- Financial assumption		(53,297)	-	(53,297)
- Adjustment based on experience		(100,435)	-	(100,435)
Subtotal		(153,732)	-	(153,732)
Other
- Interim Settlement		-	-	-
Benefits paid		(40,601)	-	(40,601)
Subtotal		(40,601)	-	(40,601)
Balance at 30 June	₩	903,565	-	903,565

B.	Plan assets

There are no contributions funded to its defined benefit plans as of June 30, 2026 and December 31, 2025.

21. Employee benefits

Details of defined benefit liability recognized as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Defined benefit liability	₩	980,841	950,220

The Company operates defined benefit plans as a retirement pension scheme. Defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk, and market (investment) risk.

A.	Movement in net defined benefit (liability) asset

Details of the reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components for the years ended December 31, 2025 and 2024 are as follows:

		Defined benefit obligation		Fair value of plan assets		Net defined Benefit liabilities
		2025	2024	2025	2024	2025	2024
		(In thousands of Korean won)
Balance at 1 January	₩	950,220	718,383	-	-	950,220	718,383
Included in profit or loss				-	-
Current service cost		201,808	180,690	-	-	201,808	180,690
Interest expense		36,339	31,575	-	-	36,339	31,575
Subtotal		238,147	212,265	-	-	238,147	212,265
Included in OCI				-	-
Remeasurement loss(gain)				-	-
- Demographic assumption		-	(1,425)	-	-	-	(1,425)
- Financial assumption		(30,017)	77,394	-	-	(30,017)	77,394
- Adjustment based on experience		(22,104)	51,884	-	-	(22,104)	51,884
Subtotal		(52,121)	127,853	-	-	(52,121)	127,853
Other				-	-
Gains on settlement		(48,663)	(3,653)	-	-	(48,663)	(3,653)
Benefits paid		(106,742)	(104,628)	-	-	(106,742)	(104,628)
Balance at 31 December	₩	980,841	950,220	-	-	980,841	950,220

B.	Plan assets

There are no contributions funded to its defined benefit plans as of December 31, 2025 and 2024.

C.	Defined benefit obligation

i.	Actuarial assumptions

Details of actuarial assumptions used for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Discount rate	4.36%	3.98%
Future salary growth	3.00%	3.00%

Assumptions regarding future longevity and standard salary scale have been based on data issued by Korea Insurance Development Institute.

As of December 31, 2025, the weighted average duration of the defined benefit obligation was 8.45 years.

ii.	Sensitivity analysis

The Company measures the risk of actuarial assumption changes as a 1% fluctuation in the discount rate and future salary growth rate of the amounts of the defined benefit obligation, which reflects the management’s assessment of the risk of actuarial assumption fluctuation that can reasonably occur. The impact of a 1% fluctuation in discount rates and future salary growth rates on the Company’s defined benefit obligation as of December 31, 2025 and 2024 are as follows:

		December 31, 2025		December 31, 2024
		Increased by 1%	Decreased by 1%	Increased by 1%	Decreased by 1%
		(In thousands of Korean won)
Discount rate	₩	(73,191)	84,609	(70,838)	81,873
Future salary growth		85,026	(74,839)	81,953	(72,186)

Although the analysis does not take account of the full distribution of cash flows expected under the plan, it does provide an approximation of the sensitivity of the shown assumptions.